Commitments and contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Operating Leased Assets [Line Items]
Fines and penalities paid by subsidiary	¥ 82,800,000
Additional Litigation Settlement [Member]
Operating Leased Assets [Line Items]
Loss contingency settlement, accrued	¥ 0